ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - Winvest Group Ltd [Member] - USD ($)			1 Months Ended				6 Months Ended
	Mar. 05, 2021	Mar. 12, 2012	May 16, 2022	Jan. 27, 2022	Dec. 17, 2021	Nov. 08, 2010	Jun. 30, 2022	Dec. 31, 2021
Issuance of common stock		102,238,200
Issuance of common stock for donated service		98,984,744
Reverse split				1 for 250	1 for 250
Common stock, shares issued							17,411,217	16,510,563
Common stock, shares outstanding							17,411,217	16,510,563
Common stock, shares authorized							4,500,000,000	4,500,000,000
Common Class A [Member]
Issuance of common stock							500,000,000
Common Class B [Member]
Issuance of common stock							1,000,000
Series A Preferred Stock [Member]
Issuance of common stock	300,000,000
Price per share (in Dollars per share)	$ 0.001
Consideration paid (in Dollars)	$ 700,000
Nevada LLC [Member]
Issuance of common stock						102,238,200
WSPVA [Member]
Issuance of common stock							102,238,200
The Catalyst Group Entertainment [Member] | Share Exchange Agreement [Member]
Issuance of common stock			900,000
Common stock, shares issued			17,411,217
Common stock, shares outstanding			17,411,217
Common stock, shares authorized			4,500,000,000
Series of Individually Immaterial Business Acquisitions [Member]
Membership interest		100.00%				100.00%
Series of Individually Immaterial Business Acquisitions [Member] | Series A Preferred Stock [Member]
Membership interest	90.00%
Series of Individually Immaterial Business Acquisitions [Member] | WSPVA [Member]
Membership interest							100.00%
The Catalyst Group Entertainment [Member] | Share Exchange Agreement [Member]
Membership interest			100.00%